Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current)	¥ 2,540,294	$ 357,607	¥ 2,341,432
Lease liabilities (current and non-current)	49,281	6,938	59,641
Trade and other payables (current and non-current)	9,475,529	1,333,905	8,374,724
Less: Cash and bank balances	(6,039,471)	(850,199)	(4,850,743)
Net debts	6,025,633	848,251	5,925,054
Equity attributable to equity holders of the Company	9,226,528	1,298,853	9,008,946
Total capital and net debts	¥ 15,252,161	$ 2,147,104	¥ 14,934,000